Intangible Asset - Schedule of Intangible Assets (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Intangible Assets (Line Items)
Less: Accumulated amortization	$ 12,149
Ending balance	182,685
Cloud storage software [Member]
Schedule of Intangible Assets (Line Items)
Finite life gross	92,304
Office automation system [Member]
Schedule of Intangible Assets (Line Items)
Finite life gross	$ 102,530